TAX LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Income tax	$ 4,526	$ 3,328
Periodic payment plan	28	13
VAT payable	1,208	861
Software Promotion Law - Annual and monthly rates	523	231
Wage withholding taxes	558	279
Other	556	541
TOTAL	$ 7,399	$ 5,253